Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period (in shares) | shares	173,251	200,631
Number of stock options granted (in shares) | shares	6,880	15,440
Number of stock options exercised (in shares) | shares	(7,300)	(5,900)
Number of stock options cancelled (in shares) | shares		(5,600)
Number of stock options expired (in shares) | shares	(27,210)	(31,320)
Number of stock options outstanding, end of period (in shares) | shares	145,621	173,251
Weighted average exercise price of stock options outstanding, beginning of period (in usd per share) | $ / shares	$ 49.44	$ 49.07
Weighted average exercise price of stock options granted (in usd per share) | $ / shares	38.79	29.27
Weighted average exercise price (in usd per share) | $ / shares	34.59	34.59
Weighted average exercise price of stock options cancelled (in usd per share) | $ / shares		58.96
Weighted average exercise price of stock options expired (in usd per share) | $ / shares	73.13	38.24
Weighted average exercise price of stock options outstanding, end of period (in usd per share) | $ / shares	$ 45.25	$ 49.44